Submission	Sep. 25, 2026
Submission [Line Items]
Central Index Key	0001186641
Registrant Name	A&Q Long/Short Strategies Fund LLC
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES